Deposits and Subordinated Debt - Summary of maturity schedule for deposits greater than one hundred thousand dollars booked in Canada (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 729,385	$ 713,714	$ 685,631
Canada [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	491,002		427,316
Canada [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	202,448		140,002
Canada [member] | Less than 3 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	26,966		20,626
Canada [member] | 3 to 6 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	23,794		12,761
Canada [member] | 6 to 12 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	54,143		20,933
Canada [member] | Over 12 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 97,545		$ 85,682